Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	$ 24,091	$ (1,547)	$ (24,736)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	539	(66)	3,091
Cost of Service [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	15,424	(2,945)	(21,504)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	4,056	803	(2,928)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	$ 4,072	$ 661	$ (3,395)